Annual Total Returns - Fidelity International Small Cap Opportunities Fund [BarChart] - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-09 - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.56%)
Annual Return 2012	23.55%
Annual Return 2013	24.87%
Annual Return 2014	(1.21%)
Annual Return 2015	10.12%
Annual Return 2016	(1.08%)
Annual Return 2017	35.69%
Annual Return 2018	(14.10%)
Annual Return 2019	29.06%
Annual Return 2020	19.61%